Assets Classified as Held for Sale - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets Classified as Held for Sale
Revenue from external customers	$ 35,302	$ 54,944	$ 63,689
loss before taxes	(19,023)	10,197	(23,956)
Net (loss) income for the year	(20,268)	1,399	(23,407)
Impairment of (reversal of impairment of) assets held for sale	18,579	(1,246)	$ 31,443
Equity method investments	2,901
Shareholders' equity	$ 302,277	$ 322,459
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Assets held for sale as percentage of consolidated total assets	20.00%
Revenue from external customers	$ 9,019
loss before taxes	3,282
Net (loss) income for the year	4,516
Impairment of (reversal of impairment of) assets held for sale	18,579
Assets and liabilities classified as held for sale | Anticipated closing of the transaction
Assets Classified as Held for Sale
Securities	15,000
Equity method investments	55,393
Shareholders' equity	$ 302,277